LEASES (Details Narrative)						12 Months Ended
	Oct. 01, 2025 USD ($)	Oct. 01, 2025 ILS (₪)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 ILS (₪)	Jul. 31, 2023 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 ILS (₪)
IfrsStatementLineItems [Line Items]
Monthly rent payment	$ 13,480	₪ 43,000			₪ 42,000	$ 13,166
Lease term						3 years	3 years
Office lease building [member]
IfrsStatementLineItems [Line Items]
Monthly rent payment			$ 15,047	₪ 48,000		$ 16,301	₪ 52,000
Restricted deposit						$ 43,887		₪ 140,000
Vehicles [member]
IfrsStatementLineItems [Line Items]
Lease expiration						3 years	3 years
Property [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease expiration						3 years	3 years
Property [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Lease expiration						6 years	6 years